Property, plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	$ 372,946
Impairment (Note 24)		$ 1,035
Ending Balance	352,092	372,946
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	1,147,933	1,123,505
Additions	135,723	125,229
Additions - business acquisitions (Note 26a)	1,822	18,900
Disposals/retirements	(178,246)	(155,055)
Foreign currency translation adjustment	(39,992)	35,354
Ending Balance	1,067,240	1,147,933
Cost | Previously stated
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance		1,178,440
Cost | Adoption of IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance		(54,935)
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(774,987)	(747,707)
Disposals/retirements	178,246	153,862
Foreign currency translation adjustment	27,129	(23,517)
Depreciation expense (Note 24)	144,423	156,590
Impairment (Note 24)	1,113	1,035
Ending Balance	(715,148)	(774,987)
Accumulated depreciation | Previously stated
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance		(780,779)
Accumulated depreciation | Adoption of IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance		33,072
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	59,157
Ending Balance	56,946	59,157
Land and buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	79,281	58,614
Additions	2,000	5,759
Additions - business acquisitions (Note 26a)	0	12,730
Disposals/retirements	0	0
Foreign currency translation adjustment	(2,374)	2,178
Ending Balance	78,907	79,281
Land and buildings | Cost | Previously stated
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance		58,614
Land and buildings | Cost | Adoption of IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance		0
Land and buildings | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(20,124)	(16,961)
Disposals/retirements	0	0
Foreign currency translation adjustment	753	(1,268)
Depreciation expense (Note 24)	2,590	1,895
Impairment (Note 24)	0	0
Ending Balance	(21,961)	(20,124)
Land and buildings | Accumulated depreciation | Previously stated
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance		(16,961)
Land and buildings | Accumulated depreciation | Adoption of IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance		0
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	90,970
Ending Balance	88,812	90,970
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	241,542	224,559
Additions	26,349	28,188
Additions - business acquisitions (Note 26a)	1,200	1,013
Disposals/retirements	(15,284)	(17,160)
Foreign currency translation adjustment	(8,983)	4,942
Ending Balance	244,824	241,542
Leasehold improvements | Cost | Previously stated
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance		224,559
Leasehold improvements | Cost | Adoption of IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance		0
Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(150,572)	(139,726)
Disposals/retirements	15,284	17,160
Foreign currency translation adjustment	5,400	(3,041)
Depreciation expense (Note 24)	25,512	24,965
Impairment (Note 24)	612	0
Ending Balance	(156,012)	(150,572)
Leasehold improvements | Accumulated depreciation | Previously stated
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance		(139,726)
Leasehold improvements | Accumulated depreciation | Adoption of IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance		0
Furniture, fixtures and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	57,159
Ending Balance	52,924	57,159
Furniture, fixtures and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	165,219	166,060
Additions	10,956	12,225
Additions - business acquisitions (Note 26a)	208	2,683
Disposals/retirements	(20,238)	(19,405)
Foreign currency translation adjustment	(5,528)	3,656
Ending Balance	150,617	165,219
Furniture, fixtures and equipment | Cost | Previously stated
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance		180,638
Furniture, fixtures and equipment | Cost | Adoption of IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance		(14,578)
Furniture, fixtures and equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(108,060)	(110,387)
Disposals/retirements	20,238	19,021
Foreign currency translation adjustment	3,726	(2,454)
Depreciation expense (Note 24)	13,547	14,240
Impairment (Note 24)	50	0
Ending Balance	(97,693)	(108,060)
Furniture, fixtures and equipment | Accumulated depreciation | Previously stated
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance		(118,672)
Furniture, fixtures and equipment | Accumulated depreciation | Adoption of IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance		8,285
Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	165,660
Ending Balance	153,410	165,660
Computer equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	661,891	674,272
Additions	96,418	79,057
Additions - business acquisitions (Note 26a)	414	2,474
Disposals/retirements	(142,724)	(118,490)
Foreign currency translation adjustment	(23,107)	24,578
Ending Balance	592,892	661,891
Computer equipment | Cost | Previously stated
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance		714,629
Computer equipment | Cost | Adoption of IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance		(40,357)
Computer equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(496,231)	(480,633)
Disposals/retirements	142,724	117,681
Foreign currency translation adjustment	17,250	(16,754)
Depreciation expense (Note 24)	102,774	115,490
Impairment (Note 24)	451	1,035
Ending Balance	$ (439,482)	(496,231)
Computer equipment | Accumulated depreciation | Previously stated
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance		(505,420)
Computer equipment | Accumulated depreciation | Adoption of IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance		$ 24,787